Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Cash, demand deposits and checking accounts	$ 98,400	$ 115,464	$ 171,397
Time deposits with less than three months maturity date	8,037	22,559	13,055
Cash and cash equivalents	$ 106,437	$ 138,023	$ 184,452